Restatement of Consolidated Financial Statements	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Restatement of Consolidated Financial Statements

The financial statements as of and for the three and six months ended November 30, 2011 have been restated resulting from a financial statement review by our independent auditors. During the financial statement review process, our newly acquired subsidiary's financial statements were adjusted to remove assets and liabilities that were found not to be components of the purchased businesses. The subsidiary financial statements were also adjusted for accruals and deferrals that were identified during our subsidiary's financial statement audit for the calendar year 2011, which were concluded during March 14, 2012. The following schedule illustrates the effects on the consolidated financial statements:

	As Previously	Adjustments
	Reported	to Restate	As Restated
Consolidated Balance Sheet As of November 30, 2011:
Assets
Current assets
Cash in bank	$10,168	$-	$10,168
Accounts receivable	118,513	(19,153)	99,360
Prepaid expenses	35,509	(35,509)	-
Inventory	-	11,089	11,089
Other current assets	11,089	(6,851)	4,238
Total current assets	175,279	(50,424)	124,855
Plant, property, and equipment	52,497	89,305	141,802
Other assets
Prepaid expenses	69,249	(69,249)	-
Identifiable intangible assets, net of accumulated amortization	3,111,225	-	3,111,225
Due from stockholder	404,650	(404,650)	-
Goodwill	441,071	530,900	971,971
Trademarks	5,000	-	5,000
Other long term assets	-	355	355
Total other assets	4,031,195	57,356	4,088,551
Total assets	$4,258,971	$96,237	$4,355,208
Liabilities and shareholders' equity (deficit)
Current liabilities
Accrued payroll and related	$198,671	$13,543	$212,214
Accounts payable	217,561	73,222	290,783
Line of credit	-	49,660	49,660
Notes payable	3,737,334	3,369	3,740,703
Deferred revenue	-	20,000	20,000
Other current liabilities	41,341	23,044	64,385
Total current liabilities	4,194,907	182,838	4,377,745
Long term liabilities
Notes payable	421,254	(51,512)	369,742
Deferred revenue	20,000	94,000	114,000
Other long term liabilities	-	25,919	25,919
Total long term liabilities	441,254	68,407	509,661
Total liabilities	4,636,161	251,245	4,887,406
Shareholders' equity (deficit)
Common stock	204,240	(200)	204,040
Additional paid-in capital	1,442,791	15,312	1,458,103
Prepaid stock services	-	(141,875)	(141,875)
Accumulated deficit	(2,024,221)	(28,245)	(2,052,466)
Total shareholders' equity (deficit)	(377,190)	(155,008)	(532,198)
Total liabilities and shareholders' equity (deficit)	$4,258,971	$96,237	$4,355,208

	As Previously	Adjustments
	Reported	to Restate	As Restated
Consolidated Statement of Operations for the Three Months
Ended November 30, 2011:
Revenues	$643,586	$(5,390)	$638,196
Cost of sales	203,887	-	203,887
Gross profit	439,699	(5,390)	434,309
General and administrative expenses	1,355,702	82,345	1,273,357
Loss from operations	(916,003)	76,955	(839,048)
Interest expense	-	108721	108,721
Net loss	$(916,003)	$(31,766)	$(947,769)
Basic and diluted loss per share	$(0.05)	$-	$(0.05)

Consolidated Statement of Operations for the Six Months
Ended November 30, 2011:
Revenues	$677,669	$(5,390)	$672,279
Cost of sales	230,565	-	230,565
Gross profit	447,104	(5,390)	441,714
General and administrative expenses	1,530,911	82,345	1,448,566
Loss from operations	(1,083,807)	76,955	(1,006,852)
Interest expense	-	108721	108,721
Net loss	$(1,083,807)	$(31,766)	$(1,115,573)
Basic and diluted loss per share	$(0.06)	$-	$(0.06)